FAIR VALUE OF FINANCIAL ASSETS AND LIABILITIES (Details 6) - CLP ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure of financial assets [line items]
Assets	$ 3,100,635	$ 2,238,647
Liability	2,517,728	2,139,488
Financial Liabilities Derivative Contracts With Collateral Agreement Threshold Equal To Zero [Member]
Disclosure of financial assets [line items]
Liability	2,133,149	1,773,471
Financial Liabilities Derivative Contracts With Non-Zero Threshold Collateral Agreement [Member]
Disclosure of financial assets [line items]
Liability	262,683	316,840
Financial Liabilities Derivative Contracts Without Collateral Agreement [Member]
Disclosure of financial assets [line items]
Liability	121,896	49,177
Financial Assets Derivative Contracts With Collateral Agreement Threshold Equal To Zero [Member]
Disclosure of financial assets [line items]
Assets	2,639,835	1,898,220
Financial Assets Derivative Contracts With Non-Zero Threshold Collateral Agreement [Member]
Disclosure of financial assets [line items]
Assets	344,520	221,030
Financial Assets Derivative Contracts Without Collateral Agreement [Member]
Disclosure of financial assets [line items]
Assets	$ 116,280	$ 119,397